Deposits (Tables)	12 Months Ended
Dec. 31, 2012
DepositDisclosures [Abstract]
Schedule Of Deposits Maturities [Table Text Block]

At year end 2012, stated maturities of time deposits were as follows:
2013	$172,507
2014	28,969
2015	42,312
2016	67,050
2017	18,317
Thereafter	28
Total	$329,183